Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity

	Translation £m	Cash flow hedge £m	Cost of hedging £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2021	(35)	(48)	(28)	51	111	1	19	(5,165)	(5,094)
Exchange adjustments[1]	629	—	—	—	—	—	—	—	629
Net losses taken to equity[2]	—	(96)	(2)	(70)	(11)	(1)	—	—	(180)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	40	(1)	—	—	—	—	—	39
Net losses in respect of cash flow hedging of capital expenditure	—	(1)	—	—	—	—	—	—	(1)
Tax	—	11	2	19	3	—	—	—	35
Cash flow hedges transferred to the statement of financial position, net of tax	—	8	—	—	—	—	—	—	8
At 1 April 2022	594	(85)	(29)	—	103	—	19	(5,165)	(4,563)
Exchange adjustments[1]	882	—	—	—	—	—	—	—	882
Exchange differences reclassified to the consolidated income statement on disposal	(170)	—	—	—	—	—	—	—	(170)
Net gains/(losses) taken to equity	—	142	(12)	—	(25)	—	—	—	105
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	(136)	—	—	—	—	—	—	(136)
Net gains in respect of cash flow hedging of capital expenditure	—	10	—	—	—	—	—	—	10
Tax	—	2	3	—	1	—	—	—	6
Cash flow hedges transferred to the statement of financial position, net of tax	—	5	—	—	—	—	—	—	5
At 1 April 2023	1,306	(61)	(38)	—	79	—	19	(5,165)	(3,860)
Exchange adjustments¹	(335)	—	—	—	—	—	—	—	(335)
Net gains/(losses) taken to equity	—	16	37	—	34	—	—	—	87
Transferred to profit or loss	—	224	(11)	—	—	—	—	—	213
Net losses in respect of cash flow hedging of capital expenditure	—	(37)	—	—	—	—	—	—	(37)
Tax	—	(50)	(6)	—	(4)	—	—	—	(60)
Cash flow hedges transferred to the statement of financial position, net of tax	—	2	—	—	—	—	—	—	2
At 31 March 2024	971	94	(18)	—	109	—	19	(5,165)	(3,990)
1.The exchange adjustments recorded in the translation reserve comprise a loss of £397 million (2023: gain of £1,080 million; 2022: gain of £754 million) relating to the translation of foreign operations, offset by a gain of £62 million (2023: loss of £198 million; 2022: loss of £125 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non-sterling denominated subsidiaries.
2.In the year ended 31 March 2022, the Group disposed of its equity instruments related to shares held as part of a portfolio of financial instruments which back some long‑term employee liabilities. The equity instruments were previously measured at FVOCI and, prior to the disposal, the Group recognised a gain of £12 million. The accumulated gain of £82 million recognised in other comprehensive income in the year ended 31 March 2022 was transferred to retained earnings on disposal.